Note 10 - Options (Detail) - Stock Option Transactions (USD $)	1 Months Ended	12 Months Ended
	Aug. 30, 2004	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Beginning [Member]	Nov. 30, 2011 Beginning [Member]	Nov. 30, 2010 Beginning [Member]	Nov. 30, 2009 Beginning [Member]	Nov. 30, 2012 Ending [Member]	Nov. 30, 2011 Ending [Member]	Nov. 30, 2010 Ending [Member]
Outstanding, beginning of period, (in Shares)						3,216,954	3,038,698	2,939,188	4,139,059	3,216,954	3,038,698
Outstanding, beginning of period,						$ 5.33	$ 5.53	$ 6.48	$ 4.86	$ 5.53	$ 6.48
Outstanding, beginning of period,					$ 2.82	$ 2.87	$ 3.46
Granted (in Shares)	2,763,940	955,000	328,000	152,722
Granted		$ 3.27	$ 3.51	$ 3.36
Granted		$ 2.51	$ 1.84	$ 1.59
Exercised (in Shares)			(25,000)
Exercised			$ 3.73
Exercised			$ 1.55
Forfeiture (in Shares)		(32,862)	(4,667)	(25,000)
Expired (in Shares)		(33)	(120,077)	(28,212)
Expired		$ 69.74	$ 6.01	$ 51.47
Expired		$ 53.82	$ 1.61	$ 25.29
Balance at end of period (in Shares)						3,216,954	3,038,698	2,939,188	4,139,059	3,216,954	3,038,698
Balance at end of period		$ 4.86				$ 5.33	$ 5.53	$ 6.48	$ 4.86	$ 5.53	$ 6.48
Balance at end of period									$ 2.76	$ 2.87	$ 3.46
Options exercisable, end of year (in Shares)		2,286,589	1,585,816	1,328,667
Options exercisable, end of year		$ 5.94	$ 7.11	$ 8.00
Options exercisable, end of year		$ 3.55	$ 4.03	$ 4.45